Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Statements of Financial Position

Accordingly, the consolidated financial statements for the years ended September 30, 2022 and 2021 were restated to reflect adjustments made as a result of these corrections of errors, as disclosed as follow:

As at September 30, 2022		Adjustments
Consolidated statements of financial position	As previously reported	Government grant liability	Development costs	Others	Total	As restated
Assets
Government assistance and research and development tax credits receivable	2,845,728	(287,058)	—	—	(287,058)	2,558,670
Intangible assets, net	34,798,844	(137,173)	99,518	—	(37,655)	34,761,189
Goodwill	7,416,126	—	—	(98,000)	(98,000)	7,318,126
Liabilities
Accounts payable and accrued liabilities	10,652,362	—	—	336,000	336,000	10,988,362
Government grant liabilities	979,105	430,589	—	—	430,589	1,409,694
Shareholders’ equity (deficiency)
Deficit	(431,492,229)	(514,887)	99,518	(434,000)	(849,369)	(432,341,598)
Non-controlling interests	(5,561,151)	(339,933)	—	—	(339,933)	(5,901,084)

Schedule of Consolidated Statements of Loss
Consolidated statements of loss for the year ended September 30, 2022		Adjustments
	As previously reported	Government grant liability	Development costs	Others	Total	As restated
Cost of sales	5,241,718	—	—	69,000	69,000	5,310,718
General and administrative expenses	15,358,226	—	—	190,067	190,067	15,548,293
Research and development costs	21,673,205	403,656	32,050	(51,000)	384,706	22,057,911
Finance costs, net(1)	(9,945,296)	50,915	(140,000)	—	(89,085)	(10,034,381)
Net loss and comprehensive loss	(72,864,057)	(454,571)	107,950	(208,067)	(554,688)	(73,418,745)
Net loss attributable to the equity holder of the parent	(68,943,994)	(274,737)	107,950	(208,067)	(374,854)	(69,318,848)
Net loss attributable to non-controlling interests	(3,920,063)	(179,834)	—	—	(179,834)	(4,099,897)
Net loss per common share, basic and diluted, attributable to the equity holder of the parent	(511.03)	—	—	—	(2.78)	(513.80)

(1)      The adjustments to finance costs, net, resulted for fiscal year ended September 30, 2022, in an increase of accretion of government grant liability interest expenses of $4,984 and foreign exchange loss of $50,915.

Consolidated statements of loss for the year ended September 30, 2021	As previously reported	Adjustments
		Government grant liability	Development costs	Others	Total	As restated
Cost of sales	5,261,390	—	—	(3,000)	(3,000)	5,258,390
General and administrative expenses	11,700,922	—	95,000	145,933	240,933	11,941,855
Research and development costs	10,206,764	397,607	571,367	51,000	1,019,974	11,226,737
Finance costs, net(2)	11,694,852	2,643	112,066	(114,000)	709	11,695,561
Net loss and comprehensive loss	(47,598,378)	(400,249)	(778,433)	(79,933)	(1,258,615)	(48,856,993)
Net loss attributable to the equity holder of the parent	(45,860,522)	(240,150)	(778,433)	(79,933)	(1,098,516)	(46,959,038)
Net loss attributable to non-controlling interests	(1,737,856)	(160,099)	—	—	(160,099)	(1,897,955)
Net loss per common share, basic and diluted, attributable to the equity holder of the parent	(706.13)	—	—	—	(16.91)	(723.05)

(2)      The adjustments to finance costs, net, resulted for fiscal year ended September 30, 2021, in an increase of accretion of government grant liability interest expenses of $29,942 and foreign exchange loss of $2,643.

Schedule of Consolidated Statements of Cash Flows
Consolidated statements of cash flows for the year ended September 30, 2022	As previously reported	Adjustments	As restated
Operating activities
Loss before income taxes	(72,864,057)	(554,688)	(73,418,745)
Amortization of intangible assets	308,064	(51,000)	257,064
Finance costs, net	(7,236,716)	(140,000)	(7,376,716)
Other costs	145,933	(145,933)	—
Foreign exchange gain	(1,807,450)	50,915	(1,756,535)
Net change in non-cash working capital items	(1,016,971)	625,163	(391,808)
Net cash flows related to operating activities	(37,911,354)	(215,543)	(38,126,897)
Investing Activities
Grants received related to intangible assets and property and equipment	949,609	36,686	986,295
Net cash flows related to investing activities	(12,037,428)	36,686	(12,000,742)
Financing activities
Government grant liability issuance	—	178,857	178,857
Net cash flows related to financing activities	73,768,733	178,857	73,947,590
Consolidated statement of cash flows for the year ended September 30, 2021	As previously reported	Adjustments	As restated
Operating activities
Net loss	(47,598,378)	(1,258,615)	(48,856,993)
Amortization of intangible assets	412,784	51,000	463,784
Finance costs, net	11,549,151	(1,934)	11,547,217
Other costs	—	145,933	145,933
Foreign exchange gain	(101,939)	2,643	(99,296)
Net change in non-cash working capital items	2,755,712	744,116	3,499,828
Net cash flows related to operating activities	(20,472,490)	(316,857)	(20,789,347)
Investing Activities
Grants received related to intangible assets and property and equipment	515,588	125,445	641,033
Net cash flows related to investing activities	(16,631,435)	125,445	(16,505,990)
Financing activities
Government grant liability issuance	—	191,412	191,412
Net cash flows related to financing activities	41,547,256	191,412	41,738,668

Schedule of Company’s Subsidiaries

These consolidated financial statements include the accounts of the Company and those of its subsidiaries. The Company’s subsidiaries are as follows:

Name of subsidiary	Place of incorporation and operation	Proportion of ownership interest held by the Company September 30,
		2023	2022
LeddarTech USA Inc	U.S.	100%	100%
LeddarTech (Shenzhen) Sensing Technology Co., Ltd	China	100%	100%
Vayavision Sensing, Ltd. (“Vayavision”)	Israel	60%	60%
LeddarTech Germany GmbH	Germany	100%	100%
LeddarTech Holdings Inc.	Canada	100%	N.A.

Schedule of Assets' Estimated Useful Lives	Depreciation is calculated using the straight-line method over the assets’ estimated useful lives as follows:
Computer equipment	3 years
Office furniture and equipment	5 years
R&D equipment and tools	5 years
Stands and moulds	4 and 10 years
Leasehold improvements	Term of lease
Vehicles	5 years
the estimated useful lives of the assets as follows:
Office premises	3 to 15 years
Other equipment	3 to 5 years

Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives

Amortization is calculated using the straight-line method over the assets’ estimated useful lives as follows:

Patents	Life of the patent
Licenses	10 and 18 years
Software	3 years
Others	10 years
Development costs	Period of expected future sales from the related project(1)

(1)      Amortization of the asset begins when development is completed, and the asset is available for use.